February 12, 2018

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Variable Investment Fund (the “Registrant”)

-          Appreciation Portfolio

-          Government Money Market Portfolio

-          Growth and Income Portfolio

-          International Equity Portfolio

-          International Value Portfolio

-          Opportunistic Small Cap Portfolio

-          Quality Bond Portfolio

            1933 Act File No.: 33-13690

                        1940 Act File No.: 811-05125

                        CIK No.: 0000813383

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended December 31, 2017.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

Sincerely yours,

/s/ Gina M. Gomes

Gina M. Gomes

Paralegal

Enclosure